Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Private Placement
NOTE 4. PRIVATE PLACEMENT
The Company entered into an agreement with the Sponsor and Metric pursuant to which the Sponsor and Metric purchased an aggregate of
3,397,155
Private Placement Warrants, at a price of $
1.50
per Private Placement Warrant, or $
5,095,733
, in a private placement that occurred simultaneously with the closing of the Initial Public Offering. Each Private Placement Warrant is exercisable to purchase one
share of common stock at an exercise price of $
11.50
per share, subject to adjustment (see Note 6). A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless.

NOTE 4 — PRIVATE PLACEMENT
The Company entered into an agreement with the Sponsor and Metric pursuant to which the Sponsor and Metric purchased an aggregate of
3,397,155

Private Placement Warrants, at a price of

$
1.50
per Private Placement Warrant, or
$5,095,733
, in a private placement that occurred simultaneously with the closing of the

Initial Public Offering. Each Private Placement Warrant is exercisable to purchase one
 share of common stock at an exercise price of $
11.50
 per share, subject to adjustment (see Note 6). A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless.